August 31, 2026

Fund	Ticker Symbols
	Institutional	A Class	C Class
WESTWOOD QUALITY VALUE FUND	WHGLX	WWLAX	--
WESTWOOD QUALITY SMIDCAP FUND	WHGMX	--	--
WESTWOOD QUALITY SMALLCAP FUND	WHGSX	WHGAX	WHGCX
WESTWOOD MULTI-ASSET INCOME FUND	WHGHX	WSDAX	--

INSTITUTIONAL SHARES

A CLASS SHARES

C CLASS SHARES

Series of Ultimus Managers Trust

Supplement to the Prospectus and Statement of Additional Information,
each dated February 28, 2026, as supplemented

This supplement updates certain information in the Prospectus and Statement of Additional Information (the “SAI”) for the Institutional Shares, A Class Shares and C Class Shares of the Westwood Quality Value Fund, the Westwood Quality SMidCap Fund, the Westwood Quality SmallCap Fund and the Westwood Multi-Asset Income Fund (each, a “Fund,” collectively, the “Funds”), each a series of Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944). Capitalized terms used in this supplement and not otherwise defined shall have the meanings ascribed to them in the Prospectus or in the SAI.

The following changes are made in the Prospectus and SAI for the Westwood Quality Value Fund:

Effective August 31, 2026, Mr. Todd Williams, CFA®, Senior Vice President, Portfolio Manager and Senior Research Analyst, and Mr. Kyle Martin, CFA®, Senior Vice President, Portfolio Manager and Senior Research Analyst, will become members of the portfolio team of the Westwood Quality Value Fund. Effective August 31, 2026, Mr. Matthew Lockridge, Senior Vice President, Head of U.S. Value and Mr. Michael Wall, Vice President and Research Analyst, no longer serve as Portfolio Managers of the Fund. All references to Mr. Lockridge and Mr. Wall with respect to the Fund are hereby removed from the Prospectus and SAI. Mr. Corey Henegar, CFA®, remains as Co-Portfolio Manager of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following disclosure is added to the section entitled “Portfolio Managers” beginning on page 92 of the Prospectus:

Mr. Todd Williams, CFA®, is a Senior Vice President and Director of Research for Westwood’s U.S. Value team. Mr. Williams joined Westwood in 2002 and has served as both a portfolio manager and analyst during his more than twenty years at Westwood. Most recently, Mr. Williams was a member of the investment team of the Westwood Quality AllCap Fund from September 2023 through March 2026. Prior to Westwood, Mr. Williams worked as a portfolio manager and analyst at AMR Investments.

The following changes are made in the Prospectus and SAI for the Westwood Quality SMidCap Fund:

Effective August 31, 2026, Mr. Prashant Inamdar, CFA®, Senior Vice President, Portfolio Manager and Research Analyst, no longer serves as a Portfolio Manager of the Westwood Quality SMidCap Fund. All references to Mr. Inamdar with respect to the Fund are hereby removed from the Prospectus and SAI. Mr. William Costello, CFA®, Mr. Trip Rodgers, CFA®, and Mr. Kyle Martin, CFA®, remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following changes are made in the Prospectus and SAI for the Westwood Quality SmallCap Fund:

Effective August 31, 2026, Mr. Trip Rodgers, CFA®, Senior Vice President, Portfolio Manager and Senior Research Analyst, will become a member of the portfolio team of the Westwood Quality SmallCap Fund. Effective August 31, 2026, Mr. Matthew Lockridge, Senior Vice President, Head of U.S. Value, no longer serves as a Portfolio Manager of the Fund. All references to Mr. Lockridge with respect to the Fund are hereby removed from the Prospectus and SAI. Mr. William Costello, CFA®, Mr. Frederic G. Rowsey, CFA®, and Mr. Jordan Latimer, CFA®, remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following changes are made in the Prospectus and SAI for the Westwood Multi-Asset Income Fund:

Effective August 31, 2026, Mr. Hussein Adatia, Vice President and Portfolio Manager, no longer serves as a Portfolio Manager of the Westwood Multi-Asset Income Fund. All references to Mr. Adatia with respect to the Fund are hereby removed from the Prospectus and SAI. Mr. Adrian Helfert and Mr. Scott Barnard, CFA®, remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following information is added to the table in the section entitled “THE PORTFOLIO MANAGERS – Fund Shares Owned by the Portfolio Managers” beginning on page 84 of the SAI:

Name	Dollar Range of Fund Shares
Todd Williams, CFA	$10,001 - $50,000 (Westwood Quality Value Fund) $10,001 - $50,000 (Westwood Income Opportunity Fund)

The following information is added to the table in the section entitled “THE PORTFOLIO MANAGERS – Other Accounts” beginning on page 85 of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets[1] (in Millions)	Number of Accounts	Total Assets[1] (in Millions)	Number of Accounts	Total Assets[1] (in Millions)
Todd Williams, CFA	0	$0	1	$23.9	9	$33.2

[1]	Represents the portion of assets for which the portfolio manager has responsibility in the accounts indicated. The accounts indicated may contain additional assets under the responsibility of other portfolio managers and therefore may be duplicated. Information is as of June 30, 2026.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

August 31, 2026

WESTWOOD QUALITY VALUE FUND

TICKER SYMBOL: WHGQX

WESTWOOD QUALITY SMIDCAP FUND

TICKER SYMBOL: WWSMX

WESTWOOD QUALITY SMALLCAP FUND

TICKER SYMBOL: WWSYX

ULTRA SHARES

Series of Ultimus Managers Trust

Supplement to the Prospectus and Statement of Additional Information,
each dated February 28, 2026, as supplemented

This supplement updates certain information in the Prospectus and Statement of Additional Information (the “SAI”) for the Ultra Shares of the Westwood Quality Value Fund, the Westwood Quality SMidCap Fund and the Westwood Quality SmallCap Fund (each, a “Fund,” collectively, the “Funds”), each a series of Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944). Capitalized terms used in this supplement and not otherwise defined shall have the meanings ascribed to them in the Prospectus or in the SAI.

The following changes are made in the Prospectus and SAI for the Westwood Quality Value Fund:

Effective August 31, 2026, Mr. Todd Williams, CFA®, Senior Vice President, Portfolio Manager and Senior Research Analyst, and Mr. Kyle Martin, CFA®, Senior Vice President, Portfolio Manager and Senior Research Analyst, will become members of the portfolio team of the Westwood Quality Value Fund. Effective August 31, 2026, Mr. Matthew Lockridge, Senior Vice President, Head of U.S. Value and Mr. Michael Wall, Vice President and Research Analyst, no longer serve as Portfolio Managers of the Fund. All references to Mr. Lockridge and Mr. Wall with respect to the Fund are hereby removed from the Prospectus and SAI. Mr. Corey Henegar, CFA®, remains as Co-Portfolio Manager of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following disclosure is added to the section entitled “Portfolio Managers” beginning on page 54 of the Prospectus:

Mr. Todd Williams, CFA®, is a Senior Vice President and Director of Research for Westwood’s U.S. Value team. Mr. Williams joined Westwood in 2002 and has served as both a portfolio manager and analyst during his more than twenty years at Westwood. Most recently, Mr. Williams was a member of the investment team of the Westwood Quality AllCap Fund from September 2023 through March 2026. Prior to Westwood, Mr. Williams worked as a portfolio manager and analyst at AMR Investments.

The following changes are made in the Prospectus and SAI for the Westwood Quality SMidCap Fund:

Effective August 31, 2026, Mr. Prashant Inamdar, CFA®, Senior Vice President, Portfolio Manager and Research Analyst, no longer serves as a Portfolio Manager of the Westwood Quality SMidCap Fund. All references to Mr. Inamdar with respect to the Fund are hereby removed from the Prospectus and SAI. Mr.

William Costello, CFA®, Mr. Trip Rodgers, CFA®, and Mr. Kyle Martin, CFA®, remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following changes are made in the Prospectus and SAI for the Westwood Quality SmallCap Fund:

Effective August 31, 2026, Mr. Trip Rodgers, CFA®, Senior Vice President, Portfolio Manager and Senior Research Analyst, will become a member of the portfolio team of the Westwood Quality SmallCap Fund. Effective August 31, 2026, Mr. Matthew Lockridge, Senior Vice President, Head of U.S. Value, no longer serves as a Portfolio Manager of the Fund. All references to Mr. Lockridge with respect to the Fund are hereby removed from the Prospectus and SAI. Mr. William Costello, CFA®, Mr. Frederic G. Rowsey, CFA®, and Mr. Jordan Latimer, CFA®, remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

The following information is added to the table in the section entitled “THE PORTFOLIO MANAGERS – Fund Shares Owned by the Portfolio Managers” beginning on page 84 of the SAI:

Name	Dollar Range of Fund Shares
Todd Williams, CFA	$10,001 - $50,000 (Westwood Quality Value Fund) $10,001 - $50,000 (Westwood Income Opportunity Fund)

The following information is added to the table in the section entitled “THE PORTFOLIO MANAGERS – Other Accounts” beginning on page 85 of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets[1] (in Millions)	Number of Accounts	Total Assets[1] (in Millions)	Number of Accounts	Total Assets[1] (in Millions)
Todd Williams, CFA	0	$0	1	$23.9	9	$33.2

[1]	Represents the portion of assets for which the portfolio manager has responsibility in the accounts indicated. The accounts indicated may contain additional assets under the responsibility of other portfolio managers and therefore may be duplicated. Information is as of June 30, 2026.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.